Fair Value of Financial Instruments - Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	$ 3,599	$ 15,399
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale		5,004
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	3,599	15,399
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	3,599	5,170
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale		5,225
Fair Value, Measurements, Recurring [Member] | Carrying Value [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale		5,004
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	3,599	15,399
(Level 2) Significant Other Observable Inputs [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	3,599	15,399
(Level 2) Significant Other Observable Inputs [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale	3,599	5,170
(Level 2) Significant Other Observable Inputs [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale		5,225
(Level 2) Significant Other Observable Inputs [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale		5,004
(Level 3) Significant Unobservable Inputs [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 3) Significant Unobservable Inputs [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 3) Significant Unobservable Inputs [Member] | Fair Value, Measurements, Recurring [Member] | Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale
(Level 3) Significant Unobservable Inputs [Member] | Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total securities available for sale